Document And Entity Information	Oct. 12, 2023
Document Information [Line Items]
Entity, Registrant Name	MIND Technology, Inc.
Current Fiscal Year End Date	--01-31
Document, Type	8-K/A
Document, Period End Date	Oct. 12, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-13490
Entity, Tax Identification Number	76-0210849
Entity, Address, Address Line One	2002 Timberloch Place, Suite 550
Entity, Address, City or Town	The Woodlands
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	353-4475
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 10-12-23
Amendment Flag	true
Entity, Central Index Key	0000926423
CommonStock001ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock - $0.01 par value per share
Trading Symbol	MIND
Security Exchange Name	NASDAQ
SeriesAPreferredStock100ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock - $1.00 par value per share
Trading Symbol	MINDP
Security Exchange Name	NASDAQ